Short-Term Investments (Details) - Schedule of short-term investments - USD ($)		Sep. 30, 2020	Sep. 30, 2019
Schedule of short-term investments [Abstract]
Wealth management product	[1]	$ 1,472,841
Convertible debt instrument	[2]	736,420
Short-term investments		$ 2,209,261

[1]	Wealth management product is deposits in a financial institution with variable interest rate and not-guaranteed principal. The wealth management product was bought on September 24, 2020, and carried at fair value. It had duration of 1.5 years, during which the Company could redeem the wealth management product at its discretion. For the year ended September 30, 2020, there was no interest income or loss recognized in earnings and no unrealized gain or loss from the changes in fair values recognized in accumulated other comprehensive income.
[2]	Convertible debt instrument was issued by a private company and redeemable at the Company’s option. The convertible debt instrument is due on June 12, 2021, has annual interest rate of 6% and carried at fair value. For the year ended September 30, 2020, there was no interest income or loss recognized in earnings and no unrealized gain or loss from the changes in fair values recognized in accumulated other comprehensive income.